UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 43,126	$ 7,129
Short-term bank deposits	57	0
Accounts receivable, net of allowance for credit losses of $425 and $400 as of June 30, 2025, and December 31, 2024, respectively	32,266	29,697
Inventory	76,414	68,540
Prepaid expenses and other current assets	6,610	7,848
Total current assets	158,473	113,214
NON-CURRENT ASSETS:
Property, plant and equipment, net	44,646	41,576
Operating lease right of use assets	3,475	2,282
Intangible assets, net	1,558	1,553
Investment in affiliates	4,188	2,901
Funds in respect of employee rights upon retirement	709	654
Deferred income taxes	295	877
Restricted deposit	291	305
Total non-current assets	55,162	50,148
Total assets	213,635	163,362
CURRENT LIABILITIES:
Current maturities of long-term loans	2,088	2,083
Short-term loans	0	4,350
Accounts payable	15,564	12,158
Accrued expenses and other	15,273	18,594
Current maturities of operating lease liabilities	993	939
Total current liabilities	33,918	38,124
NON-CURRENT LIABILITIES:
Long-term loans	10,310	10,938
Liability in respect of employee rights upon retirement	1,098	986
Operating lease liabilities	2,528	1,345
Total non-current liabilities	13,936	13,269
COMMITMENTS AND CONTINGENCIES	0	0
Total liabilities	47,854	51,393
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0 par value at June 30, 2025 and at December 31, 2024 respectively Authorized: 15,000,000 shares at June 30, 2025 and 13,000,000 at December 31, 2024; Issued: 13,161,762 and 11,214,831 shares at June 30, 2025 and at December 31, 2024, respectively; Outstanding: 12,887,289 and 10,940,358 shares at June 30, 2025 and at December 31, 2024, respectively	0	0
Additional paid-in capital	135,578	89,697
Treasury stock at cost	(2,088)	(2,088)
Accumulated other comprehensive income (loss)	600	(76)
Retained earnings	31,691	24,436
Total shareholders' equity	165,781	111,969
Total liabilities and shareholders' equity	$ 213,635	$ 163,362